Financial Income (Expenses), Net - Schedule of Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Financial Income (Expenses), Net [Abstract]
Foreign currency exchange differences	$ (140)	$ (526)
Realized and unrealized losses on derivative instruments	204
Interest income on short-term deposits	1,234	1,767
Other	(60)	(7)
Total financial income (expenses), net	$ 1,238	$ 1,234